Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous equity [abstract]
Number Of treasury shares reissued	7,600,886
Number of treasury shares acquired	1,566,902
Treasury shares, Amount directly reflected in equity	₩ 4,080	₩ 7,288